BASIS OF PREPARATION OF CONSOLIDATED FINANCIAL STATEMENTS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Functional currency and presentation currency (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 CLP ($) $ / $	Dec. 31, 2017 CLP ($) $ / $	Dec. 31, 2018 $ / ₲	Dec. 31, 2018 $ / €	Dec. 31, 2018 $ /	Dec. 31, 2018 $ / R$	Dec. 31, 2018 $ / $	Dec. 31, 2017 $ / ₲	Dec. 31, 2017 $ / €	Dec. 31, 2017 $ /	Dec. 31, 2017 $ / R$	Dec. 31, 2017 $ / $	Dec. 31, 2016 $ / $	Dec. 31, 2016 $ / ₲	Dec. 31, 2016 $ / €	Dec. 31, 2016 $ /	Dec. 31, 2016 $ / R$	Dec. 31, 2016 $ / $
BASIS OF PREPARATION OF CONSOLIDATED FINANCIAL STATEMENTS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Minimum accumulated inflation rate for three year stands out	100.00%
Inflation rate (as a percent)	47.60%	24.80%
Adjustment in accumulated results upon adoption of IAS 29		$ 79,499,736
Income by readjustment units	$ 8,516,369
Net loss effect generated by inflation adjustment and translation at closing exchange rate	$ 15,743,592
Exchange rates and value of the UF at the close	694.77	614.75	0.1170	794.75	27,565.79	179.30	18.43	0.1100	739.15	26,798.14	185.84	32.96	669.47	0.1160	705.60	26,347.98	205.42	42.13